Preferred and Common Stock (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		4 Months Ended	6 Months Ended			8 Months Ended	10 Months Ended
	Jun. 30, 2022	Mar. 21, 2019	Apr. 18, 2019	Jun. 30, 2023	Jun. 30, 2022	Jul. 15, 2017	Sep. 14, 2022	Oct. 21, 2022	Jul. 03, 2023	Dec. 31, 2022	Jan. 03, 2022
Class of Stock [Line Items]
Common Stock, Shares, Outstanding				22,826,450						22,826,450
Preferred Stock, Value, Issued				$ 0						$ 0
Preferred Stock, Shares Outstanding				16,988						16,988
Restricted Stock [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period	0			0	29
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period	0			0	37,879
Cumulative Perpetual Preferred Stock | Series G and Series H ADS [Member]
Class of Stock [Line Items]
Percentage of the increase of the preferred dividend rate						0.25%
Preferred Stock, Redemption Terms						Each of the shares represents 1/100th of a share of the Series G ADSs and Series H ADSs
Series H Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding				11,840
Series H Preferred Stock [Member] | Exchange program for 66 2/3% shares [Member]
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares		10,930
Preferred Stock, Value, Issued		$ 26,297
Tender offer expenses		997
Payments for Repurchase of Preferred Stock and Preference Stock		4,188
Notes Issued		4,747
Stock Redeemed or Called During Period, Value		16,365
Dividends cancelled		$ 7,678
Series G Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding				5,148
Series G Preferred Stock [Member] | Exchange program for 66 2/3% shares [Member]
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares			8,841
Preferred Stock, Value, Issued			$ 21,271
Tender offer expenses			620
Payments for Repurchase of Preferred Stock and Preference Stock			4,423
Notes Issued			3,879
Stock Redeemed or Called During Period, Value			12,568
Dividends cancelled			$ 6,798
Preferred Stock [Member] | Dividends Undeclared [Member]
Class of Stock [Line Items]
Undeclared preferred dividends				$ 28,063
Series G ADSs and Series H ADSs [Member]
Class of Stock [Line Items]
Stock Repurchased During Period, Value							$ 20,000
Series G ADSs [Member]
Class of Stock [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased								20,185
Stock Repurchase Program, Authorized Amount								$ 318
Shares, Outstanding								514,720
Preferred Stock, Redemption Terms								1/100th of a share of 8.75% Series G Cumulative Redeemable Perpetual Preferred Stock
Series H ADSs [Member]
Class of Stock [Line Items]
Dividends cancelled								$ 8,949
Stock Repurchase Program, Number of Shares Authorized to be Repurchased								584,158
Stock Repurchase Program, Authorized Amount								$ 8,926
Tender offer - Preferred stock redemption amount								$ 4,547
Shares, Outstanding								1,183,944
Preferred Stock, Redemption Terms								1/100th of a Share of 8.625% Series H Cumulative Redeemable Perpetual Preferred Stock
Cumulative Perpetual Preferred Stock | Series G ADS [Member]
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction				2,000,000
Preferred Stock, Liquidation Preference Per Share				$ 2,500
Preferred Stock, Dividend Rate, Percentage				8.625%
Cumulative Perpetual Preferred Stock | Series H ADS [Member]
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction				4,800,000
Preferred Stock, Liquidation Preference Per Share				$ 2,500
Preferred Stock, Dividend Rate, Percentage				8.75%
Convertible Debenture [Member] | Series I Preferred Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares, Outstanding				30,545,514					30,850,133
Convertible Preferred Stock, Shares Issued upon Conversion											1,000
Debt Instrument, Convertible, Conversion Price				$ 3.93